Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits beginning balance	$ 1,742	$ 1,335
Gross decrease - tax positions in prior year	(417)	(446)
Gross increase - current period tax positions	2,326	853
Unrecognized tax benefits ending balance	$ 3,651	$ 1,742